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CECILY WU cecily.wu@dechert.com +1 212 698 3868 Direct +1 212 314 0015 Fax

December 18, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 85 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 87 to the Registration Statement under the Investment Company Act of 1940, as amended. The filing is being made (i) in connection with the Multi-Manager International Equity Fund’s, Multi-Manager U.S. Dynamic Equity Fund’s and Multi-Manager U.S. Small Cap Equity Fund’s annual update to their registration statement to incorporate all supplements that were filed since February 28, 2018, including those reflecting the addition of a new sub-adviser for the Multi-Manager U.S. Dynamic Equity Fund and (ii) to make certain other changes.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3868.

Sincerely,

/s/ Cecily Wu

Cecily Wu